Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2012	2011
Accounts receivable, trade	$1,792,961	$1,780,137
Allowance for doubtful accounts	(10,518)	(10,472)
Non-trade accounts receivable	84,872	75,550
Notes receivable	124,969	132,641
Total	$1,992,284	$1,977,856